1 - Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
History and Organization

History and organization – Perko Worldwide Corp was incorporated in Delaware on June 3, 2003 and maintains its corporate office in Fort Lauderdale, Florida. The Company was organized for the purpose of developing and building a patented revolutionary type of high-speed roll on/roll off container cargo transportation vessel in logistics, cargo shipping, and international travel in decades and is looking to truly change the way business moves freight around the world. As of December 31, 2013, operations have not commenced.

Basis of Accounting	Basis of accounting – The accompanying financial statements have been prepared on the accrual method of accounting in accordance with Generally Accepted Accounting Principles.
Cash and Cash Equivalents	Cash and cash equivalents – For purposes of the statement of cash flows, the Company considers all short-term securities purchased with a maturity of three months or less to be cash equivalents.
Use of Estimates

Use of estimates – Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles in the United States of America. Those estimates and assumptions affect the reported amounts of assets and liabilities, and the reported revenues and expenses during the reporting period. Actual results could vary from the estimates that were used.

Intangibles

note 6 – intangible assets

The Company obtained and filed a patent which became final in March 2006. The Company considers this patent to be intellectual property which is to be amortized over 20 years, the minimum term of protection available for patents.

	2013	2012
Intangible assets	$ 402,000	$ 402,000
Less: accumulated amortization	(155,775)	(135,675)
Net intangible assets	$ 246,225	$ 266,325

Future amortization expense:

Year ended December 31,
2014	$ 20,100
2015	$ 20,100
2016	$ 20,100
2017	$ 20,100
2018	$ 20,100

Income Tax

Income taxes – The Company accounts for income taxes in accordance with generally accepted accounting principles which requires the use of the liability method of accounting for income taxes. Accordingly, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Current income taxes are based on the year’s taxable income for Federal and State income tax reporting purposes.

The Company’s income tax filings are subject to examination by the appropriate tax jurisdictions. As of December 31, 2013, the Company’s federal and state tax returns generally remain open for the last three years.

The Company has adopted FASB ASC 740-10-25, Accounting for Uncertainty in Income Taxes. The Company will record a liability for uncertain tax positions when it is more likely than not that a tax position would not be sustained if examined by the taxing authority. The Company continually evaluates expiring statues of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. Management has determined that the Company does not have any uncertain tax positions and associated unrecognized benefits that materially impact the financial statements or related disclosures.

For the years ended December 31, 2013 and 2012, no income has been generated. Therefore, no provision for income taxes has been made.